Cost Reduction Actions (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Restructuring costs by segment
Restructuring costs	$ 45.2	$ 19.0	$ 129.1
Continuing operations [Member]
Restructuring costs by segment
Restructuring costs	44.5	12.7	115.8
Discontinued operations [Member]
Restructuring costs by segment
Restructuring costs	0.7	6.3	13.3
Pressure-sensitive Materials Segment [Member]
Restructuring costs by segment
Restructuring costs	16.4	5.8	34.8
Retail Branding and Information Solutions [Member]
Restructuring costs by segment
Restructuring costs	19.9	4.0	51.7
Other specialty converting businesses [Member]
Restructuring costs by segment
Restructuring costs	$ 8.2	$ 2.9	$ 29.3